BORROWED FUNDS - Short-term borrowings (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Securities sold under agreements to repurchase	$ 17,068	$ 16,347